Taxation - Movements (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Balance at beginning of period	¥ (49,927)	¥ (35,708)	¥ (28,043)
Change of valuation allowance	(1,288)	(14,219)	(7,665)
Balance at end of period	¥ (51,215)	¥ (49,927)	¥ (35,708)